Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 01, 2008
COMMITMENTS AND CONTINGENCIES [Abstract]
certain pre-acquisition contingencies				$ 6,632
Pre-acquisition contingencies relating to VAT related matters				2,907
Pre-acquisition contingencies relating to withholding tax related matters				1,703
Pre-acquisition contingencies relating to provisions for claims and others				1,511
Pre-acquisition contingencies relating to income tax related matters				511
Remaining pre-acquisition contingencies	1,039	2,764	4,674
Contractual obligations for port expansion	7,095
contractual obligations for the construction of four tank barges	3,257
Contractual obligations for the acquisition of the chartered in fleet	$ 13,326
Guarantee and idemnity letter	As of March 1, 2012, the Company issued a guarantee and indemnity letter that guaranteed the performance by Petrolera San Antonio S.A. of all its obligations to Vitol S.A. up to $10,000. On July 11, 2012, the amount of the guarantee was amended to $12,000 and on March 1, 2013 the guarantee was extended for one year, expiring on March 1, 2014.